RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS ASC 326 (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases Receivable, Allowance	$ 119,155	$ 131,992	$ 175,679	$ 57,650	$ 56,542
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	61,505	61,505
Deferred Tax Liabilities, Deferred Expense	16,252			33,030
Deferred tax liability, Credit Loss, Change in Method, Credit Loss Expense (Reversal)	(16,778)
Off-Balance Sheet, Credit Loss, Liability	12,740			585
Off-Balance Sheet, Credit Loss, Liability, Change in Method, Credit Loss Expense (Reversal)	12,155	12,200
Commercial & Industrial
Loans and Leases Receivable, Allowance	28,485	44,052	51,454	18,584	18,746
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	9,901	9,901
Lease financing
Loans and Leases Receivable, Allowance	1,089	1,633	995	971	1,130
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	118	118
Construction real estate
Loans and Leases Receivable, Allowance	13,960	11,874	21,736	2,381	3,413
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	11,579	11,579
Commercial real estate
Loans and Leases Receivable, Allowance	47,697	53,420	76,795	23,579	21,048
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	24,118	24,118
Residential real estate
Loans and Leases Receivable, Allowance	10,789	6,225	8,560	5,299	4,964
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	5,490	5,490
Home equity
Loans and Leases Receivable, Allowance	13,217	9,643	11,869	4,787	5,348
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	8,430	8,430
Installment
Loans and Leases Receivable, Allowance	1,193	1,097	1,215	392	362
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	801	801
Credit card
Loans and Leases Receivable, Allowance	2,725	4,048	$ 3,055	$ 1,657	$ 1,531
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	$ 1,068	$ 1,068